Key Management Compensation - Summary of Compensation for Key Management Recognized in Total Comprehensive Income (Loss) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries, bonuses, director fees and other short-term benefits	CAD 16	CAD 14
Post-employment benefits	5	6
Share option compensation expense (Note 23(c))	7	8
Compensation expense related to Units (Note 23(d))	52	85
Key management personnel compensation	CAD 80	CAD 113